Subsequent Events (Details)					12 Months Ended
	Feb. 08, 2017 shares	Jan. 31, 2017 USD ($) shares	Jan. 27, 2017 USD ($)	Nov. 22, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2016 $ / shares shares	Nov. 30, 2016 $ / shares	Nov. 08, 2016 $ / shares shares	Jan. 31, 2016 $ / shares shares	Jun. 02, 2014 USD ($)
Subsequent Event
Notes payable										$ 300,000
Number of warrants issued to purchase shares of common stock (in shares) | shares					26,785	67,655
Strike price (in dollars per share) | $ / shares						$ 0.716	$ 0.69	$ 0.91
Amount of shares issued					$ 15,512,260
Common Stock
Subsequent Event
Amount of shares issued				$ 106,000	$ 286
Shares issued (in shares) | shares					2,860,000
Convertible promissory note issued to Serious Change II LP
Subsequent Event
Number of warrants issued to purchase shares of common stock (in shares) | shares								120,000	370,916
Strike price (in dollars per share) | $ / shares									$ 0.51
Subsequent event | Restricted common stock
Subsequent Event
Stock issuable by the entity, if failing to abide of binding agreement (in shares) | shares	2,000,000
Subsequent event | Napo
Subsequent Event
Merger stock conversion ratio	33.33
Percentage of voting interests (as a percent)	19.00%
Maximum amount of unsecured debt		$ 3,000,000
Subsequent event | Napo | Common Stock
Subsequent Event
Amount of shares issued		$ 3,000,000
Shares issued (in shares) | shares		4,000,000
Subsequent event | Convertible promissory note issued to Serious Change II LP
Subsequent Event
Notes payable		$ 150,000
Subsequent event | Convertible debt | Napo
Subsequent Event
Maximum amount of secured convertible debt		$ 10,000,000
Elanco | Subsequent event
Subsequent Event
Upfront payment received			$ 1,500,000
Additional payment receivable upon achievement			$ 61,000,000